Segmented information	3 Months Ended
Mar. 31, 2019
Segmented Information [Abstract]
Segmented information
15.	Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three months ended March 31, 2019		Three months ended March 31, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$101,404	$-	$166,133
Gross profit	-	5,252	-	63,465
Operating expenses	6,159,225	112,520	3,584,411	71,876
Other items	14,402,903	3,225	(1,196,739)	7,891
Income tax	-	(42,756)	-	-
Comprehensive loss	20,559,445	67,737	2,387,672	16,302

Inventory	$632,582	$229,843	$-	$258,093
Plant and equipment	6,980,275	497,123	2,496,859	21,698